Long-Term Debt and Other Financial Liabilities, Flagship Cargill Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Installment	May 11, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 218,551		$ 173,289
Flagship Cargill Sale and Leaseback
Sale and Leaseback Transaction [Abstract]
Face amount		$ 20,500
Term of charter contract	5 years
Implied average interest rate	2.00%
Purchase obligation	$ 10,000
Additional percentage payment for difference between market price and floor price	15.00%
Number of consecutive payment installments | Installment	60
Frequency of periodic payment	monthly
Installment payment	$ 175
Balloon payment	$ 10,000
Maturity date	May 10, 2026
Balance outstanding	$ 19,334